CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (4,166)	$ (4,879)	$ (1,504)	$ (13,446)	$ 18,961
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,015)	215	388	(901)	333
Total other comprehensive income (loss)	(1,015)	215	388	(901)	333
Comprehensive loss	$ (5,181)	$ (4,664)	$ (1,116)	$ (14,347)	$ 19,294